                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Paul J. Schupf - Paul J. Schupf Associates
      --------------------------------------------
Address: 27 Payne Street - P.O. Box 179
         -----------------------------------------
         Hamilton, NY 13346
         -----------------------------------------

Form 13F File Number: 28--03795

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lee Woltman
        ------------------------
Title:  Administrator
        ------------------------
Phone:  315-824-1666
        ------------------------

Signature, Place, and Date of Signing:

/s/ Lee Woltman              Hamilton, New York 13346         7/2/01
---------------------       --------------------------      ---------
     [Signature]               [City, State]                  [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.]
Form 13F File Number          Name
28-03795                      Lee Woltman
--------------                ------------------------
[Repeat as necessary.]

FORM 13F
Paul J. Schupf Associates
30-Jun-01

                                                                                                      Voting Authority
                                                                                                      --------------------------
                                                            Value     Shares/ Sh/  Put/   Invstmt   Other
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt  Prn Call   Dscretn   Managers  Sole      Shared  None
------------------------------  --------------  ---------  --------  -------- --- ----  -------   ------------------  -------- ----

Adobe Systems Inc                COM           00724F101      48856   1039500 SH        Sole                1039500
America Online                   COM           02364J104       1516     28600 SH        Sole                  28600
Aztec Technology                 COM           05480L101          9    146745 SH        Sole                 146745
Bookham Technology               COM           09856Q108         72     24900 SH        Sole                  24900
Brocade                          COM           111621108        440     10000 SH        Sole                  10000
CareMatrix                       COM           141706309          3     19312 SH        Sole                  19312
Chordiant Software               COM           170404107         62     20000 SH        Sole                  20000
Ciena                            COM           171779101       3728     98100 SH        Sole                  98100
Citigroup Inc.                   COM           172967101        793     15000 SH        Sole                  15000
Corel Corp.                      COM           21868Q109         83     29900 SH        Sole                  29900
Corio Inc.                       COM           218875102         12     10000 SH        Sole                  10000
Credence Systems                 COM           225302108       2560    105600 SH        Sole                 105600
Diedrich Coffee Inc.             COM           253675201        793    198350 SH        Sole                 198350
EMC Corp                         COM           268648102        436     15000 SH        Sole                  15000
Elastic Networks                 COM           284159100         89     48000 SH        Sole                  48000
Globespan                        COM           379571102        190     13000 SH        Sole                  13000
I GO                             COM           449592104        311    321000 SH        Sole                 321000
IBasis Inc                       COM           450732102        220     44050 SH        Sole                  44050
InVision Tech.                   COM           461851107        177     45900 SH        Sole                  45900
Inacom Corp Com                  COM           45323G109          0    195844 SH        Sole                 195844
Innoveda                         COM           45769F102       1933    755100 SH        Sole                 755100
Integrated Information Systems   COM           45817B103         36     31900 SH        Sole                  31900
International Business Machs     COM           459200101       1017      9000 SH        Sole                   9000
Juniper Communicaitons           COM           48203R104        706     22700 SH        Sole                  22700
Komag Inc                        COM           500453105         11     32283 SH        Sole                  32283
Koninklijke Philips Electronic   COM           500472303        773     29250 SH        Sole                  29250
MK Gold Co                       COM           55305P100         97    101500 SH        Sole                 101500
MKS Instruments                  COM           55306N104       3104    107792 SH        Sole                 107792
MarchFirst                       COM           566244109          6     19600 SH        Sole                  19600
Micron Technology                COM           595112103      34171    831400 SH        Sole                 831400
Motorola Inc                     COM           620076109        388     23400 SH        Sole                  23400
Net Perceptions                  COM           64107U101         41     24000 SH        Sole                  24000
Network Applicance               COM           64120L104        186     13600 SH        Sole                  13600
Nokia                            COM           645902204        335     15200 SH        Sole                  15200
Novell                           COM           670006105       3973    698245 SH        Sole                 698245
Oni Systems                      COM           68273F103        430     15400 SH        Sole                  15400
Pervasive Software               COM           715710109        638    437100 SH        Sole                 437100
Qualcomm                         COM           747525103        409      7000 SH        Sole                   7000
S & P Deposit Receipt            COM           78462F103      18498    150000 SH        Sole                 150000
SyQuest Tech.                    COM           871660106          1    285700 SH        Sole                 285700
Synopsys Inc                     COM           871607107        745     15400 SH        Sole                  15400
Taiwan Semi MFG                  COM           874039100       3509    231000 SH        Sole                 231000
ThreeDFX Interactive             COM           88553X103          5     15700 SH        Sole                  15700
TranSwitch Corp                  COM           894065101        229     21300 SH        Sole                  21300
US Office Products               COM           912325305          5    476132 SH        Sole                 476132
Ultrapar Participacoes S.A.      COM           90400P101        562     75000 SH        Sole                  75000
Value America                    COM           92038N102          7    628700 SH        Sole                 628700
Varsity Group Inc.               COM           922281100         76    140000 SH        Sole                 140000
Vodafone Grp PLC Spn ADR         COM           92857W100        223     10000 SH        Sole                  10000
Worldcom Inc                     COM           98157D106       1179     83000 SH        Sole                  83000
Youbet.com                       COM           987413101        436    399600 SH        Sole                 399600
Inacom Conv Pr 6.75%                           92208Q307          6     95000 SH        Sole                  95000
Superior TeleCom                               86836P202       1511     92563 SH        Sole                  92563
REPORT SUMMARY                              53 DATA RECORDS  135597           0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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